LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of right of use assets
The balances rolled forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total

Balance as of December 31, 2021	2,868,411	86,464	88,410	1,748,008	2,730	4,794,023
Additions/updates	849,996	66,821	61,647		4,216	982,680
Depreciation (1)	(360,225)	(40,732)	(64,301)	(124,890)	(2,303)	(592,451)
Write-offs (2)	(75,026)					(75,026)
Balance as of December 31, 2022	3,283,156	112,553	85,756	1,623,118	4,643	5,109,226
Additions/updates	496,236	206,847	101,124		9,702	813,909
Depreciation (1)	(386,436)	(134,587)	(59,448)	(124,890)	(2,346)	(707,707)
Write-offs (2)	(12,658)				(6,139)	(18,797)
Balance as of December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631

(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.

Schedule of present value of lease liabilities
The balance of lease payables on December 31, 2023, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate – % p.a. (1)	Maturity (2)	Present value of liabilities

Lands and farms	12.52	September, 2051	3,711,023
Machinery and equipment	11.43	April, 2035	259,482
Buildings	10.84	December, 2033	122,066
Ships and boats	11.39	February, 2039	2,145,682
Vehicles	11.29	November, 2028	5,529
			6,243,782

(1)To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

Summary of changes in lease liabilities
The balances rolled forward are set out below:

	December 31, 2023	December 31, 2022

Opening balance	6,182,530	5,893,194
Additions	813,909	982,680
Write-offs	(18,797)	(75,026)
Payments	(1,218,399)	(1,044,119)
Accrual of financial charges (1)	664,651	612,042
Exchange rate variations	(180,112)	(186,241)
Closing balance	6,243,782	6,182,530

Current	753,399	672,174
Non-current	5,490,383	5,510,356

(1)On December 31, 2023, the amount of R$223,055 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$178,429 as of December 31, 2022).

Schedule of expenses recognised in profit or loss	The amounts recognized are set out below:

	December 31, 2023	December 31, 2022

Expenses relating to short-term assets	8,005	6,836
Expenses relating to low-value assets	2,611	1,580
	10,616	8,416